Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenues
Total revenues		$ 704,339	$ 750,626	$ 1,180,102
Expenses
Allowance for expected credit losses		48,387
Brokerage, clearing and exchange fees		300,745	22,524	40,772
Communications and technology		693,453	65,586	62,117
Compensation and benefits		1,682,921	757,189	1,060,491
Deprecation		14,578	4,776	5,131
Loss on disposal of property and equipment		15,291
Occupancy costs		92,826	40,967	44,162
Professional fees		318,397	239,733	349,550
Travel and business development		740,263	314,890	135,176
Other administrative expenses		77,441	44,967	45,456
Total expenses		3,984,302	1,490,632	1,742,855
Loss before income taxes		(3,279,963)	(740,006)	(562,753)
Income tax benefit (expense)		5,238	(11,654)	171
Net loss		(3,274,725)	(751,660)	(562,582)
Other comprehensive income (loss)
Foreign currency translation adjustments		48,346	6,436	(89)
Total comprehensive loss		$ (3,226,379)	$ (745,224)	$ (562,671)
Loss per share:
Loss per share Basic (in Dollars per share)		$ 0.21	$ 0.06	$ 0.05
Loss per share Diluted (in Dollars per share)		$ 0.21	$ 0.06	$ 0.05
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding Ordinary shares - Basic (in Shares)	[1]	15,625,000	12,618,552	11,475,000
Weighted average number of ordinary shares outstanding Ordinary shares – Diluted (in Shares)	[1]	15,625,000	12,618,552	11,475,000
Advisory fees
Revenues
Revenues			$ 321,558
Brokerage commissions
Revenues
Revenues		151,452	158,209	351,139
Brokerage commissions-related parties
Revenues
Revenues		11,922	1,180	71,187
Due diligence service fees
Revenues
Revenues		39,698
Handling income
Revenues
Revenues		44,480	43,516	18,123
Handling income-related parties
Revenues
Revenues			2,057
Introducing and referral income
Revenues
Revenues		329,534	159,129	224,865
Investment management fee income
Revenues
Revenues		7,826		18,658
Investment management fee income-related party
Revenues
Revenues				2,088
Underwriting and placement income
Revenues
Revenues		82,251	39,765	414,657
Interest income and others
Revenues
Revenues		35,157	24,141	73,643
Interest income and others-related parties
Revenues
Revenues		$ 2,019	$ 1,071	$ 5,742

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.